SIGNIFICANT ACCOUNTING POLICIES SIGNIFICANT ACCOUNTING POLICIES (Details)	Jun. 30, 2021	Mar. 31, 2020 shares
Prospective Adoption of New Accounting Pronouncements [Line Items]
Exchangeable shares issued as a result of the Holding LP Distribution, Brookfield		13,700,000
Exchangeable shares issued as a result of the Holding LP Distribution, Partnership		32,600,000
Percentage of issued and outstanding exchangeable shares held by holders of units		70.40%
Percentage of issued and outstanding exchangeable shares held by Brookfield		29.60%
Exchangeable shares issued as a result of the Holding LP Distribution, Total		46,300,000
Non-controlling Interest - Class A Shares, equity [Member]
Prospective Adoption of New Accounting Pronouncements [Line Items]
Brookfield Infrastructure Corporation, Special Distribution, Limited Partner Units, Conversion Ratio		1
Limited Partners 1 [Member]
Prospective Adoption of New Accounting Pronouncements [Line Items]
Brookfield Infrastructure Corporation, Special Distribution, Limited Partner Units, Conversion Ratio		9
Brookfield Infrastructure Corporation, Conversion Ratio to Units [Abstract]	1